Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note G)	$ 40,475	$ 40,501
Less: Accumulated depreciation (Note G)	26,654	26,505
Property, plant and equipment - net (Note G)	13,821	13,996
Plant and Other Property
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note G)	38,555	38,088
Less: Accumulated depreciation (Note G)	25,576	25,234
Property, plant and equipment - net (Note G)	12,979	12,854	12,457
Land and land improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note G)	706	747
Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note G)	9,680	9,610
Plant, laboratory and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note G)	28,169	27,731
Rental machines
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note G)	1,920	2,414
Less: Accumulated depreciation (Note G)	1,078	1,271
Property, plant and equipment - net (Note G)	$ 842	$ 1,142